CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Short-Term Debt [Abstract]
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST
NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

	June 30, 2013	December 31, 2012
Due to a director of the Company, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	$150,000	$150,000
Accrued Interest	41,165	33,726

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	32,414	28,695

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	10,493	8,014
	$334,072	$320,435

NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

	December 31,	December 31,
	2012	2011
Due to the president of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	$-	$192,054
Accrued Interest	-	51,649

Due to the secretary of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	-	39,961
Accrued Interest	-	10,747

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	150,000
Accrued Interest	33,726	18,685

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	28,695	21,175

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	100,000
Accrued Interest	8,014	13,678
	$320,435	$647,949